Equity - Share Capital and Other Contributed Capital (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in equity
Total registered shares at the beginning of the year	52,341,584	49,941,584	38,707,638
New share issue		2,400,000	9,937,446
Exercise of warrants	1,322,985		1,296,500
Issuance of treasury shares	5,908,018
Shares subscribed but not registered during the year	7,500
Total registered and subscribed but not registered shares at the end of the year	59,580,087	52,341,584	49,941,584
Shares
Ordinary shares	59,580,087	52,341,584	49,941,584
Total	59,580,087	52,341,584	49,941,584
of which shares are held by Calliditas	5,908,018
Total registered and subscribed but not registered shares at the end of the year, net of shares held by Calliditas	53,672,069	52,341,584	49,941,584
Share Capital
Opening balance	kr 2,094	kr 1,998	kr 1,548
New share issue		96	397
Exercise of warrant value during the period	53		52
Issuance of treasury shares	236
Closing balance	kr 2,383	kr 2,094	kr 1,998